Financial commitments	12 Months Ended
Dec. 31, 2017
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Financial commitments
24	Financial commitments

Non-cancellable operating lease commitments

At December 31, the Group has future minimum commitments for non-cancellable operating leases with terms in excess of one year as follows:

	2017	2016	2015
	(€’000)
Within 1 year	35,107	28,698	30,857
Between 1 and 5 years	136,143	118,115	125,243
After 5 years	189,298	171,313	181,059
	360,548	318,125	337,159

The total gross operating lease expense for the year 2017 was €29.6 million (2016: €27.5 million and 2015: €27.0 million).

Future committed revenue receivable

The Group enters into initial contracts with its customers for periods of at least one year and generally between three and five years, resulting in future committed revenues from customers. At December 31 the Group had contracts with customers for future committed revenue receivable as follows:

	2017	2016	2015
	(€’000)
Within 1 year	327,500	296,600	275,400
Between 1 and 5 years	449,500	434,900	353,600
After 5 years	35,600	52,700	76,700
	812,600	784,200	705,700

Commitments to purchase energy

Where possible, for its own use, the Group seeks to purchase power on fixed-price term agreements with local power supply companies in the cities in which it operates. In some cases the Group also commits to purchase certain minimum volumes of energy at fixed prices. At December 31, the Group had entered into non-cancellable energy purchase commitments as follows:

	2017	2016	2015
	(€’000)
Within 1 year	41,500	39,100	36,400
Between 1 and 5 years	42,000	21,000	13,700
	83,500	60,100	50,100

Other commitments

The Group has entered into several other commitments, which in general relate to operating expenses. As at December 31, 2017, the outstanding commitments amount to €43.7 million (2016: €40.6 million, 2015: €29.5 million).